Other Current Liabilities (Details Narrative) - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Short-Term Debt [Line Items]
Derivative liability	$ 9,100,000	$ 9,062,320
Accounts receivable		7,103,108
Restricted cash	1,800,000	1,800,000
Accounts receivable	2,204,857	3,525,138
Line of Credit [Member]
Short-Term Debt [Line Items]
Accounts receivable	$ 5,300,000	$ 7,100,000